Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of consolidated Balance Sheet
Balance Sheet as of December 13, 2019	As Reported	Period Adjustment	As Restated
Warrant Liability	$—	$7,770,452	$7,770,452
Class A common stock subject to possible redemption	65,534,560	(7,770,452)	57,764,108
Class A common stock	45	77	122
Additional paid-in capital	$5,045,959	$169,544	$5,215,503
Accumulated deficit	$(46,207)	$(169,621)	$(215,828)
Total Stockholders’ Equity	$5,000,005	$—	$5,000,005
Number of shares subject to possible redemption	6,553,456	(777,045)	5,776,411
Balance Sheet as of December 31, 2019
Warrant Liability	$—	$9,078,166	$9,078,166
Class A common stock subject to possible redemption	76,013,369	(9,078,166)	66,935,203
Class A common stock	45	91	136
Additional paid-in capital	$5,067,150	$466,851)	$5,534,001
Retained earnings	$(67,402)	$(466,942)	$(534,344)
Total Stockholders’ Equity	$5,000,001	$—	$5,000,001
Number of shares subject to possible redemption	7,597,922	(1,606,227)	6,690,513
Balance Sheet as of March 31, 2020	As Reported	Period Adjustment	As Restated
Warrant Liability	$—	$4,708,529	$4,708,529
Class A common stock subject to possible redemption	76,385,530	(4,708,529)	71,677,001
Class A common stock	46	47	93
Additional paid-in capital	$4,694,988	$(3,902,742)	$792,246
Retained earnings	$304,767	$3,902,695	$4,207,462
Total Stockholders’ Equity	$5,000,009	$—	$5,000,009
Number of shares subject to possible redemption	7,588,057	(467,740)	7,120,317
Balance Sheet as of June 30, 2020
Warrant Liability	$—	$5,152,605	$5,152,605
Class A common stock subject to possible redemption	76,279,468	(5,152,605)	71,126,863
Class A common stock	47	52	99
Additional paid-in capital	$4,801,049	$(3,458,671)	$1,342,378
Retained earnings	$198,697	$3,458,619	$3,657,316
Total Stockholders’ Equity	$5,000,001	$—	$5,000,001
Number of shares subject to possible redemption	7,576,175	(511,763)	7,064,412
Balance Sheet as of September 30, 2020
Warrant Liability	$—	$7,193,012	$7,193,012
Class A common stock subject to possible redemption	76,205,607	(7,193,012)	69,012,595
Class A common stock	48	72	120
Additional paid-in capital	$4,874,909	$(1,418,284)	$3,456,625
Retained earnings	$124,843	$1,418,212	$1,543,055
Total Stockholders’ Equity	$5,000,008	$—	$5,000,008
Number of shares subject to possible redemption	7,568,545	(714,391)	6,854,154
Balance Sheet as of December 31, 2020
Warrant Liability	$—	$9,033,095	$9,033,095
Class A common stock subject to possible redemption	75,858,849	(9,033,095)	66,825,754
Class A common stock	52	89	141
Additional paid-in capital	$5,221,663	$421,782	$5,643,445
Retained earnings (Accumulated deficit)	$(221,922)	$(421,871)	$(643,793)
Total Stockholders’ Equity	$5,000,001	$—	$5,000,001
Number of shares subject to possible redemption	7,533,916	(897,121)	6,636,795

Schedule of consolidated statement of operations
Statement of Operations for the year ended December 31, 2019
Transaction costs allocable to warrant liabilities	$—	$(187,916)	$(187,916)
Change in fair value of warrant liabilities	$—	$(279,026)	$(279,026)
Net loss	$(67,402)	$(466,942)	$(534,344)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	7,311,789	(851,339)	6,460,450
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00	$—	$0.00
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	1,942,559	170,268	2,112,827
Basic and diluted net loss per share, Non-redeemable ordinary shares	(0.05)	(0.22)	(0.27)
Statement of Operations for the period ended March 31, 2020
Change in fair value of warrant liabilities	$—	$4,369,637	$4,369,637
Net income	372,169	4,369,637	4,741,806
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	7,597,922	(907,409)	6,690,513
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,534,578	907,409	3,441,987
Basic and diluted net income (loss) per share, Non-redeemable ordinary shares	$0.04	$1.23	$1.27
Statement of Operations for the period ended June 30, 2020
Change in fair value of warrant liabilities	$—	$3,925,561	$3,925,561
Net income	266,099	3,925,561	4,191,660
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	7,592,990	(687,575)	6,905,415
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,539,511	687,575	3,227,085
Basic and diluted net income (loss) per share, Non-redeemable ordinary shares	$(0.09)	$1.13	$1.22
Statement of Operations for the period ended September 30, 2020
Change in fair value of warrant liabilities	$—	$1,885,154	$1,885,154
Net income	192,245	1,885,154	2,077,399
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	7,587,344	(628,543)	6,958,801
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,545,156	628,543	3,173,699
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.12)	$0.47	$0.59
Statement of Operations for the year ended December 31, 2020
Change in fair value of warrant liabilities	$—	$45,071	$45,071
Net loss	(154,520)	45,071	(109,449)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	7,582,576	(650,080)	6,932,496
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.06	$—	$0.06
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,549,822	650,182	3,200,004
Basic and diluted net loss per share, Non-redeemable ordinary shares	(0.25)	0.08	(0.17)

Schedule of statements of cash flows
Statement of Cash Flows for the year ended December 31, 2019
Transaction costs allocable to warrant liabilities	$—	$(187,916)	$(187,916)
Change in fair value of warrant liabilities	$—	$(279,026)	$(279,026)
Net loss	$(67,402)	$(466,942)	$(534,344)
Initial classification of Class A ordinary shares subject to possible redemption	76,034,560	(8,799,140)	67,235,420
Change in value of Class A ordinary shares subject to possible redemption	(21,191)	(279,026)	(300,217)
Statement of Cash Flows for the year ended March 31, 2020
Change in fair value of warrant liabilities	$—	$(4,369,637)	$(4,369,637)
Net loss	372,169	4,369,637	4,741,806
Change in value of Class A ordinary shares subject to possible redemption	372,161	4,369,645	4,741,806
Statement of Cash Flows for the year ended June 30, 2020
Change in fair value of warrant liabilities	$—	$(3,925,561)	$(3,925,561)
Net loss	266,099	3,925,561	4,191,660
Change in value of Class A ordinary shares subject to possible redemption	266,099	3,925,561	4,191,660
Statement of Cash Flows for the year ended September 30, 2020
Change in fair value of warrant liabilities	$—	$(1,885,154)	$(1,885,154)
Net loss	192,245	1,885,154	2,077,399
Change in value of Class A ordinary shares subject to possible redemption	192,238	1,885,161	2,077,399
Statement of Cash Flows for the year ended December 31, 2020
Change in fair value of warrant liabilities	$—	$(45,071)	$(45,071)
Net loss	(154,520)	45,071	(109,449)
Change in value of Class A ordinary shares subject to possible redemption	(154,520)	45,071	(109,449)